COLUMBIA ACORN TRUST
227 W. MONROE STREET, SUITE 3000
CHICAGO, IL  60602

July 18, 2007

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Ladies and Gentlemen:

Columbia Acorn Trust
1933 Act Registration No. 2-34223
1940 Act Registration No. 811-1829

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Columbia Acorn Trust (the “Trust”) certifies that:

a.                                       the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.                                      the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on June 15, 2007.

Very truly yours,

COLUMBIA ACORN TRUST

By:	/s/ Bruce H. Lauer
Bruce H. Lauer, Vice President, Secretary and
Treasurer